UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

February 28, 2009

1.814088.104

CAS-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
3/6/09	0.80% (d)	$ 181,000	$ 181,000
Certificates of Deposit - 38.9%

Domestic Certificates Of Deposit - 1.3%
PNC Bank NA, Pittsburgh
3/16/09 to 4/1/09	3.08 to 3.09	411,000	411,000
State Street Bank & Trust Co., Boston
5/22/09 to 6/19/09	1.00 to 1.25	1,373,000	1,373,000
			1,784,000
London Branch, Eurodollar, Foreign Banks - 11.1%
Credit Agricole SA
4/1/09 to 7/13/09	1.20 to 1.82	4,195,000	4,195,000
Credit Industriel et Commercial
3/16/09 to 5/19/09	1.31 to 2.40	2,752,000	2,752,000
HSBC Bank PLC
6/3/09	1.00	199,000	199,000
ING Bank NV
3/6/09 to 4/28/09	1.15 to 1.30	2,270,000	2,270,000
Landesbank Hessen-Thuringen
4/23/09 to 6/3/09	1.30 to 1.50	710,000	710,000
National Australia Bank Ltd.
3/23/09 to 5/11/09	1.00 to 1.25	1,931,000	1,931,000
UniCredit SpA
3/9/09 to 5/5/09	1.25 to 1.50	3,402,000	3,402,000
			15,459,000
New York Branch, Yankee Dollar, Foreign Banks - 26.5%
Banco Bilbao Vizcaya Argentaria SA
6/2/09	1.00	233,000	233,006
Bank of Montreal
3/5/09 to 3/9/09	1.00 to 2.55 (d)	709,000	709,000
Bank of Nova Scotia
3/5/09 to 4/17/09	1.39 to 2.50 (d)	1,572,000	1,572,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank of Scotland PLC
5/6/09	1.47% (d)	$ 620,000	$ 620,000
Bank Tokyo-Mitsubishi UFJ Ltd.
4/15/09 to 5/27/09	1.10 to 1.20	3,283,000	3,283,000
Barclays Bank PLC
5/12/09 to 5/20/09	1.35 to 1.38	1,725,000	1,725,000
BNP Paribas SA
3/23/09 to 5/11/09	1.07 to 3.05	4,200,000	4,200,000
Canadian Imperial Bank of Commerce
3/6/09 to 6/9/09	1.15 to 1.25	1,044,000	1,044,000
Commerzbank AG
4/20/09 to 4/27/09	1.15 to 1.25	814,000	814,000
Deutsche Bank AG
3/3/09 to 4/9/09	1.61 to 2.31 (d)	1,265,000	1,265,000
DnB NOR Bank ASA
3/9/09 to 5/13/09	1.00 to 1.38	478,000	478,041
Intesa Sanpaolo SpA
3/2/09 to 7/13/09	0.94 to 4.40 (d)	2,822,000	2,821,950
Landesbank Hessen-Thuringen
5/29/09	1.50	235,000	235,000
Natixis SA
3/5/09 to 4/14/09	1.00 to 1.20	1,902,000	1,902,000
Rabobank Nederland
4/14/09 to 1/12/10	1.00 to 2.75	4,239,000	4,239,000
Royal Bank of Canada
4/1/09 to 5/19/09	1.45 to 1.74 (d)	1,516,000	1,516,000
Royal Bank of Scotland PLC
3/4/09 to 4/15/09	1.03 to 4.38 (d)	1,538,000	1,537,967
San Paolo IMI SpA
4/21/09	3.15	500,000	500,000
Societe Generale
4/27/09 to 5/6/09	1.03 to 1.05	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
4/23/09 to 5/7/09	1.15 to 1.20	1,112,000	1,112,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Svenska Handelsbanken AB
3/9/09 to 5/26/09	1.60 to 2.10% (d)	$ 1,084,000	$ 1,084,003
Toronto-Dominion Bank
3/9/09 to 1/19/10	1.60 to 3.04	3,953,000	3,953,019
Westpac Banking Corp.
3/12/09	1.20	250,000	250,000
			37,093,986
TOTAL CERTIFICATES OF DEPOSIT			54,336,986
Commercial Paper - 9.9%

Atlantic Asset Securitization Corp.
3/9/09	1.15	110,000	109,972
Banco Bilbao Vizcaya Argentaria SA (London Branch)
3/5/09 to 6/3/09	1.00 to 2.21	1,181,000	1,179,139
Canadian Imperial Holdings, Inc.
5/18/09	1.00	183,000	182,604
CVS Caremark Corp.
6/10/09	6.10	388,000	388,000
Dakota Notes (Citibank Credit Card Issuance Trust)
3/4/09 to 5/8/09	0.85 to 1.15	3,339,350	3,335,803
Danske Corp.
3/23/09	1.34	201,000	200,835
DnB NOR Bank ASA
3/19/09 to 4/6/09	1.34	274,000	273,667
Emerald Notes (BA Credit Card Trust)
3/9/09 to 5/1/09	1.15 to 1.71	1,764,000	1,761,966
Intesa Funding LLC
4/20/09 to 6/19/09	1.50 to 1.80	306,000	304,868
Nationwide Building Society
4/9/09 to 4/27/09	1.35 to 1.49	908,000	906,260
Nordea North America, Inc.
3/2/09 to 3/11/09	2.05 to 3.01	402,088	401,937
Palisades Notes (Citibank Omni Master Trust)
3/3/09 to 3/5/09	1.00	985,722	985,642
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Scotland PLC
3/5/09	1.00% (d)	$ 150,000	$ 150,000
Sanpaolo IMI U.S. Financial Co.
6/19/09	1.20	35,000	34,872
Santander Finance, Inc.
7/22/09	1.51	254,000	252,487
Societe Generale North America, Inc.
3/16/09 to 4/23/09	1.00 to 2.05	2,033,000	2,030,738
Svenska Handelsbanken, Inc.
3/10/09	2.10	200,000	199,896
Thames Asset Global Securities No. 1, Inc.
3/9/09	0.65	194,644	194,616
Toronto Dominion Holdings (USA)
6/15/09	2.14	147,000	146,085
Toyota Motor Credit Corp.
3/24/09	1.20	253,000	252,806
UniCredito Italiano Bank (Ireland) PLC
4/14/09	1.25	250,000	249,620
Verizon Communications, Inc.
4/20/09	1.10	192,685	192,391
Westpac Banking Corp.
4/17/09	1.23	150,000	149,761
TOTAL COMMERCIAL PAPER			13,883,965
U.S. Government and Government Agency Obligations - 1.8%

Other Government Related - 1.8%
Bank of America NA (FDIC Guaranteed)
4/29/09	1.23 (c)(d)	1,359,995	1,359,995
General Electric Capital Corp. (FDIC Guaranteed)
4/8/09	1.46 (c)(d)	1,157,070	1,157,070
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			2,517,065
Federal Agencies - 21.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 6.8%
3/2/09 to 11/9/09	0.53 to 3.37% (d)	$ 9,574,345	$ 9,505,309
Federal Home Loan Bank - 9.6%
3/19/09 to 3/2/10	0.42 to 3.26 (d)	13,421,398	13,408,188
Freddie Mac - 5.2%
3/18/09 to 11/5/09	0.38 to 2.81 (d)	7,327,500	7,310,167
TOTAL FEDERAL AGENCIES			30,223,664
U.S. Treasury Obligations - 5.2%

U.S. Treasury Bills - 5.2%
7/2/09 to 12/17/09	0.69 to 1.53	7,362,770	7,325,367
Bank Notes - 0.8%

Bank of America NA
4/30/09	1.37 (d)	375,000	375,000
Banque Federative du Credit Mutuel
5/28/09	1.46 (b)(d)	538,000	538,000
U.S. Bank NA, Minnesota
4/20/09	2.86	150,000	150,000
TOTAL BANK NOTES			1,063,000
Medium-Term Notes - 12.3%

Allstate Life Global Funding Trusts
3/20/09	1.78 (d)	228,000	228,000
American Honda Finance Corp.
3/18/09	1.98 (b)(d)	160,000	160,000
AT&T, Inc.
8/5/09	1.89 (b)(d)	1,140,000	1,140,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Australia & New Zealand Banking Group Ltd.
3/2/09	2.43% (b)(d)	$ 750,000	$ 750,000
Bank of America NA
4/3/09	1.63 (d)	1,150,000	1,150,000
Bank of Montreal
3/5/09	0.95 (b)(d)	481,000	481,000
BNP Paribas SA
5/13/09	1.44 (d)	696,000	696,000
BP Capital Markets PLC
3/11/09	2.28 (d)	450,000	450,000
Commonwealth Bank of Australia
4/3/09	1.63 (b)(d)	948,000	948,000
Compagnie Financiere du Credit Mutuel
3/9/09	2.40 (b)(d)	291,000	291,000
Credit Agricole SA
3/23/09	1.78 (b)(d)	800,000	800,000
General Electric Capital Corp.
3/9/09 to 5/29/09	0.49 to 1.36 (d)	1,609,000	1,608,999
ING USA Annuity & Life Insurance Co.
3/24/09	1.73 (d)(e)	123,000	123,000
Jackson National Life Insurance Co.
3/9/09	2.69 (b)(d)	190,000	190,000
Lloyds TSB Group PLC
5/7/09	1.54 (b)(d)	400,000	400,000
MetLife Insurance Co. of Connecticut
3/31/09 to 5/18/09	1.49 to 1.72 (d)(e)	115,000	115,000
National Australia Bank Ltd.
3/6/09	2.42 (b)(d)	587,000	587,000
New York Life Insurance Co.
3/31/09 to 5/15/09	1.43 to 1.62 (d)(e)	750,000	750,000
Nordea Bank AB
4/24/09	1.51 (d)	385,000	385,000
PNC Bank NA, Pittsburgh
3/3/09	0.68 (d)	234,000	234,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Procter & Gamble Co.
3/9/09	2.22% (d)	$ 156,000	$ 156,000
Royal Bank of Canada
3/16/09	0.86 (b)(d)	750,000	750,000
Security Life of Denver Insurance Co.
4/28/09	1.52 (d)(e)	85,000	85,000
Societe Generale
3/4/09	2.62 (b)(d)	371,000	371,000
Svenska Handelsbanken AB
4/6/09	1.64 (b)(d)	600,000	600,000
Toyota Motor Credit Corp.
3/19/09	0.48 (d)	192,000	192,000
Transamerica Occidental Life Insurance Co.
4/1/09 to 5/1/09	1.45 to 1.69 (d)(e)	472,000	472,000
Verizon Communications, Inc.
3/15/09	2.10 (d)	575,000	575,000
Wells Fargo & Co.
3/16/09	0.61 (b)(d)	500,000	500,000
5/1/09	3.55 (d)	750,000	750,064
Westpac Banking Corp.
3/4/09 to 4/14/09	1.46 to 2.43 (b)(d)	1,307,000	1,306,936
TOTAL MEDIUM-TERM NOTES			17,244,999
Short-Term Notes - 0.2%

Metropolitan Life Insurance Co.
4/1/09 to 5/1/09	1.68 to 1.73 (d)(e)	240,000	240,000
Repurchase Agreements - 10.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.29% dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	$ 3,994,216	$ 3,994,119
With:
Banc of America Securities LLC at:
0.49%, dated 2/27/09 due 3/2/09 (Collateralized by Corporate Obligations valued at $346,514,222, 0.41% - 9.75%, 5/8/09 - 2/15/39)	330,014	330,000
0.51%, dated 2/27/09 due 3/2/09 (Collateralized by Corporate Obligations valued at $433,668,521, 0% - 8.75%, 7/23/09 - 2/1/39)	413,018	413,000
Barclays Capital, Inc. at:
0.61%, dated 2/27/09 due 3/2/09:
(Collateralized by Corporate Obligations valued at $412,671,351, 0% - 11.25%, 7/1/09 - 5/15/67)	393,020	393,000
(Collateralized by Equity Securities valued at $2,147,298,993)	1,952,100	1,952,000
(Collateralized by U.S. Government Obligations valued at $291,734,891, 5%- 5.5%, 10/1/33 - 2/1/39)	286,015	286,000
1%, dated 1/27/09 due 4/6/09 (Collateralized by Equity Securities valued at $260,946,234)	237,454	237,000
1.1%, dated 1/8/09 due 3/10/09 (Collateralized by Equity Securities valued at $532,160,413)	483,900	483,000
BNP Paribas Securities Corp. at 0.71%, dated 2/27/09 due 3/2/09 (Collateralized by Equity Securities valued at $606,615,088)	569,034	569,000
Credit Suisse Securities (USA) LLC at 0.56%, dated 2/27/09 due 3/2/09 (Collateralized by Equity Securities valued at $3,027,217,075)	2,752,129	2,752,000
ING Financial Markets LLC at 0.9%, dated 2/9/09 due 3/11/09 (Collateralized by Corporate Obligations valued at $90,345,505, 4.5%- 8.75%, 4/15/09 - 11/1/18)	86,065	86,000
J.P. Morgan Securities, Inc. at 0.51%, dated 2/27/09 due 3/2/09 (Collateralized by Commercial Paper Obligations valued at $784,862,349, 3/2/09 - 6/12/09)	762,033	762,000
RBC Capital Markets Co. at 0.66%, dated 2/27/09 due 3/2/09 (Collateralized by Equity Securities valued at $1,271,600,047)	1,156,064	1,156,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at 0.56%, dated 2/27/09 due 3/2/09 (Collateralized by Corporate Obligations valued at $1,312,502,907, 0.9%- 9.88%, 3/10/09 - 10/1/41)	$ 1,250,059	$ 1,250,000
TOTAL REPURCHASE AGREEMENTS		14,663,119
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $141,679,165)		141,679,165
NET OTHER ASSETS - (1.3)%		(1,774,420)
NET ASSETS - 100%		$ 139,904,745
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,812,936,000 or 7.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $2,517,065,000 or 1.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,785,000,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
ING USA Annuity & Life Insurance Co. 1.73%, 3/24/09	6/23/05	$ 123,000
MetLife Insurance Co. of Connecticut: 1.49%, 5/15/09	5/14/08	$ 75,000
1.5%, 5/18/09	8/6/08	$ 35,000
1.72%, 3/31/09	3/25/08	$ 5,000
Metropolitan Life Insurance Co.: 1.68%, 5/1/09	2/24/03	$ 65,000
1.73%, 4/1/09	3/26/02	$ 175,000
New York Life Insurance Co.: 1.43%, 5/15/09	5/12/08	$ 325,000
1.62%, 3/31/09	3/28/08	$ 425,000
Security	Acquisition Date	Cost (000s)
Security Life of Denver Insurance Co. 1.52%, 4/28/09	8/26/05	$ 85,000
Transamerica Occidental Life Insurance Co.: 1.45%, 5/1/09	4/29/08	$ 315,000
1.69%, 4/1/09	3/27/08	$ 157,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,994,119,000 due 3/02/09 at 0.29%
BNP Paribas Securities Corp.	$ 300,116
Banc of America Securities LLC	285,087
Bank of America, NA	600,231
Barclays Capital, Inc.	1,459,311
Deutsche Bank Securities, Inc.	300,116
Greenwich Capital Markets, Inc.	75,029
ING Financial Markets LLC	142,555
J.P. Morgan Securities, Inc.	175,281
Merrill Lynch Government Securities, Inc.	150,058
RBC Capital Markets Corp.	56,272
Societe Generale, New York Branch	300,116
UBS Securities LLC	149,947
$ 3,994,119
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 141,679,165	$ -	$ 141,679,165	$ -
Income Tax Information
At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $141,679,165,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

February 28, 2008

1.814093.104

FUS-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 70.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 13.9%
3/2/09 to 11/9/09	0.44 to 3.46% (b)	$ 703,200	$ 700,889
Federal Home Loan Bank - 36.8%
3/2/09 to 3/2/10	0.37 to 3.26 (b)	1,858,170	1,857,716
Freddie Mac - 19.4%
3/5/09 to 12/2/09	0.23 to 3.14 (b)	975,885	975,980
TOTAL FEDERAL AGENCIES			3,534,585
U.S. Treasury Obligations - 6.2%

U.S. Treasury Bills - 6.2%
4/30/09 to 12/17/09	0.48 to 1.62	314,000	312,778
Repurchase Agreements - 25.5%
	Maturity Amount (000s)
In a joint trading account at 0.29% dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) #	$ 757,143	757,125
With:
Banc of America Securities LLC at:
0.29%, dated 1/9/09 due 4/9/09 (Collateralized by U.S. Government Obligations valued at $96,939,891, 5.5%, 1/1/38)	95,068	95,000
0.4%, dated 2/24/09 due 3/24/09 (Collateralized by U.S. Government Obligations valued at $56,103,740, 5.5%, 1/1/38)	55,017	55,000
0.47%, dated:
2/18/09 due 4/15/09 (Collateralized by U.S. Government Obligations valued at $74,471,666, 5.5%, 1/1/38)	73,053	73,000
2/24/09 due 4/27/09 (Collateralized by U.S. Government Obligations valued at $56,104,395, 5.5%, 1/1/38)	55,045	55,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at 0.4%, dated 2/6/09 due 3/12/09 (Collateralized by U.S. Government Obligations valued at $78,560,944, 4% - 6.5%, 4/1/19 - 3/1/48)	$ 77,029	$ 77,000
Deutsche Bank Securities, Inc. at:
0.25%, dated 1/8/09 due 3/31/09 (Collateralized by U.S. Government Obligations valued at $63,263,277, 7%, 7/1/37)	62,035	62,000
0.26%, dated 1/7/09 due 3/31/09 (Collateralized by U.S. Government Obligations valued at $31,632,332, 7%, 10/1/38)	31,019	31,000
0.27%, dated 1/7/09 due 3/31/09 (Collateralized by U.S. Government Obligations valued at $31,632,806, 7%, 10/1/38)	31,019	31,000
0.45%, dated 2/25/09 due 3/31/09 (Collateralized by U.S. Government Obligations valued at $51,003,188, 5.5%, 12/1/34)	50,021	50,000
TOTAL REPURCHASE AGREEMENTS		1,286,125
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $5,133,488)		5,133,488
NET OTHER ASSETS - (1.8)%		(90,893)
NET ASSETS - 100%		$ 5,042,595
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$757,125,000 due 3/02/09 at 0.29%
BNP Paribas Securities Corp.	$ 56,890
Banc of America Securities LLC	54,041
Bank of America, NA	113,780
Barclays Capital, Inc.	276,627
Deutsche Bank Securities, Inc.	56,890
Greenwich Capital Markets, Inc.	14,222
ING Financial Markets LLC	27,023
J.P. Morgan Securities, Inc.	33,226
Merrill Lynch Government Securities, Inc.	28,445
RBC Capital Markets Corp.	10,667
Societe Generale, New York Branch	56,890
UBS Securities LLC	28,424
$ 757,125
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,133,488	$ -	$ 5,133,488	$ -
Income Tax Information
At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $5,133,488,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2009